Shareholder Report, Holdings (Details)	Apr. 30, 2025
CLASS I | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.33%
CLASS I | Industrials
Holdings [Line Items]
Percent of Total Investments	25.00%
CLASS I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.62%
CLASS I | Financials
Holdings [Line Items]
Percent of Total Investments	9.66%
CLASS I | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.14%
CLASS I | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.26%
CLASS I | Materials
Holdings [Line Items]
Percent of Total Investments	2.03%
CLASS I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
CLASS I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
CLASS I | Prestige Consumer Healthcare Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.74%
CLASS I | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
CLASS I | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
CLASS I | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.38%
CLASS I | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.21%
CLASS I | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
CLASS I | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
CLASS I | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.08%
CLASS I | Globus Medical Inc Class A
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS I | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS I | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.71%
CLASS N | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.33%
CLASS N | Industrials
Holdings [Line Items]
Percent of Total Investments	25.00%
CLASS N | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	18.62%
CLASS N | Financials
Holdings [Line Items]
Percent of Total Investments	9.66%
CLASS N | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.14%
CLASS N | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.26%
CLASS N | Materials
Holdings [Line Items]
Percent of Total Investments	2.03%
CLASS N | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.93%
CLASS N | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
CLASS N | Prestige Consumer Healthcare Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.74%
CLASS N | ExlService Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.47%
CLASS N | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.41%
CLASS N | Descartes Systems Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.38%
CLASS N | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.21%
CLASS N | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
CLASS N | Dorman Products, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
CLASS N | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.08%
CLASS N | Globus Medical Inc Class A
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS N | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.07%
CLASS N | Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	22.71%